Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Loss before taxes	$ (1,032)	$ (2,259)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Share-based payment costs	1	231
Decrease in prepayments and other receivables	11	71
(Decrease) increase in trade payables and accrued liabilities	(459)	44
Net cash flows used in operating activities	(1,479)	(1,913)
Investing activities:
Increase in rent security deposit		(1)
Net cash flows used in investing activities		(1)
Financing activities:
Exercise of equity awards	3	2
Repurchase equity awards		(274)
Net cash flows provided by (used in) financing activities	3	(272)
Net decrease in cash and cash equivalents	(1,476)	(2,186)
Net foreign exchange differences	(2,514)	214
Cash and cash equivalents at beginning of period	79,087	77,598
Cash and cash equivalents at end of period	$ 75,097	$ 75,626